Earnings per Share - Summary of Calculation of Earnings (Loss) Per Share (Parenthetical) (Detail) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Shares excluded from computation of EPS		202,623
Incremental shares included in diluted EPS computation	151,123